Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 1,041	$ 890	$ 2,875	$ 2,791
Cost of revenue	556	356	1,568	1,352
Gross Profit	485	534	1,307	1,439
Sales and Marketing	287	336	998	872
Research and Development	297	264	803	947
General and Administrative	2,446	1,590	6,868	4,406
Operating Expenses	3,030	2,190	8,669	6,225
Loss from Operations	(2,545)	(1,656)	(7,362)	(4,786)
Other income (expense)
Interest Expense, Related Party	0	(191)	(496)	(309)
Interest Expense	(1)	(57)	(20)	(142)
Other income, net	146	715	225	1,002
Income (Loss) Attributable to Parent, before Tax	(2,400)	(1,189)	(7,653)	(4,235)
Income Tax Expense (Benefit)	0	1	0	4
Net (loss) income	(2,400)	(1,190)	(7,653)	(4,239)
Preferred Stock Dividends, Income Statement Impact	168	0	530	0
Net Loss Available to Common Stockholders	$ (2,568)	$ (1,190)	$ (8,183)	$ (4,239)
Loss Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic and Diluted	$ (0.07)	$ (0.17)	$ (0.41)	$ (0.81)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	34,327,302	6,949,010	20,004,425	5,240,003